SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 7,020	$ 4,309	$ 1,041
Policyholder benefits and claims incurred	(3,939)	(2,852)	(1,065)
Operating expenses excluding transactions costs	(801)	(439)	(35)
Interest expense	(249)	(104)	(1)
Current income tax expense	(17)	(31)	1
Deferred income tax expense	(14)	(10)	1
Net income (loss) for the year	797	501	(112)
Assets	61,643	43,458	11,577
Liabilities	52,794	39,193	10,232
Equity and other	8,849	4,265	1,345
Operating Segments
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	4,550	3,011	1,016
Other net investment income, including funds withheld	2,068	1,114	22
Total revenues	6,618	4,125	1,038
Policyholder benefits and claims incurred	(3,971)	(2,753)	(986)
Other insurance and reinsurance expenses	(1,059)	(491)	(9)
Operating expenses excluding transactions costs	(681)	(365)	(18)
Interest expense	(119)	(41)	(1)
Current income tax expense	(14)	(21)
Net income (loss) for the year	774	454	24
Operating Segments | Direct Insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	3,083	1,456	0
Other net investment income, including funds withheld	1,460	717	0
Total revenues	4,543	2,173	0
Policyholder benefits and claims incurred	(2,339)	(975)	0
Other insurance and reinsurance expenses	(877)	(413)	0
Operating expenses excluding transactions costs	(637)	(329)	0
Interest expense	(103)	(41)	0
Current income tax expense	(11)	(21)
Net income (loss) for the year	576	394	0
Assets	43,402	29,541	0
Liabilities	36,204	25,786	0
Equity and other	7,198	3,755	0
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0	0	0
Other net investment income, including funds withheld	401	277	22
Total revenues	401	277	22
Policyholder benefits and claims incurred	(29)	(139)	7
Other insurance and reinsurance expenses	(179)	(78)	(9)
Operating expenses excluding transactions costs	(22)	(21)	(6)
Interest expense	(16)	0	(1)
Current income tax expense	0	0
Net income (loss) for the year	155	39	13
Assets	10,711	9,316	8,007
Liabilities	9,654	7,644	6,890
Equity and other	1,057	1,672	1,117
Operating Segments | Pension Risk Transfer
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	1,467	1,555	1,016
Other net investment income, including funds withheld	207	120	0
Total revenues	1,674	1,675	1,016
Policyholder benefits and claims incurred	(1,603)	(1,639)	(993)
Other insurance and reinsurance expenses	(3)	0	0
Operating expenses excluding transactions costs	(22)	(15)	(12)
Interest expense	0	0	0
Current income tax expense	(3)	0
Net income (loss) for the year	43	21	11
Assets	4,970	3,420	2,487
Liabilities	4,797	3,216	2,356
Equity and other	173	204	131
Other
Segment Reporting Information [Line Items]
Assets	2,560	1,181	1,083
Liabilities	2,139	2,547	986
Equity and other	421	(1,366)	97
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation expense	(30)	(13)	0
Deferred income tax expense	(14)	(10)	(2)
Transaction costs	(40)	(31)	(8)
Net investments gains and losses, including funds withheld	348	(26)	$ (126)
Unrealized mark to market within insurance contracts	(180)	$ 127
Other corporate activities	$ (61)